Investments - Schedule of Major Categories of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major categories of net investment income
Total investment income	$ 55.4	$ 60.7	$ 66.1
Investment expenses	(1.8)	(1.4)	(1.5)
Net investment income	53.6	59.3	64.6
Fixed maturity securities
Major categories of net investment income
Total investment income	45.6	47.5	49.7
Equity securities
Major categories of net investment income
Total investment income	4.0	4.6	5.1
Commercial mortgage loans on real estate
Major categories of net investment income
Total investment income	2.4	2.9	3.8
Policy loans
Major categories of net investment income
Total investment income	0.3	0.3	0.4
Other investments
Major categories of net investment income
Total investment income	3.1	5.3	7.0
Cash and cash equivalents
Major categories of net investment income
Total investment income	$ 0.0	$ 0.1	$ 0.1